Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisor Managed Portfolios
Entity Central Index Key	0001970751
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Institutional Class
Shareholder Report [Line Items]
Fund Name	Regan Total Return Income Fund
Class Name	Institutional Class
Trading Symbol	RCIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/mutual-fund/rcirx/. You can also request this information by contacting us at 888-447-3426.
Additional Information Phone Number	888-447-3426
Additional Information Website	https://www.regancapital.com/mutual-fund/rcirx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Institutional Class	$50	0.99%
[1]
Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Net Assets	$ 2,300,316,557
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,300,316,557
Portfolio Turnover	20%
30-Day SEC Yield	4.59%
30-Day SEC Yield Unsubsidized	4.51%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026) Security Type Breakdown (%)
Updated Prospectus Web Address	https://www.regancapital.com/mutual-fund/rcirx/
Investor Class
Shareholder Report [Line Items]
Fund Name	Regan Total Return Income Fund
Class Name	Investor Class
Trading Symbol	RCTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Regan Total Return Income Fund for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.regancapital.com/mutual-fund/rctrx/. You can also request this information by contacting us at 888-447-3426.
Additional Information Phone Number	888-447-3426
Additional Information Website	https://www.regancapital.com/mutual-fund/rctrx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Investor Class	$63	1.24%
[2]
Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
Net Assets	$ 2,300,316,557
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,300,316,557
Portfolio Turnover	20%
30-Day SEC Yield	4.33%
30-Day SEC Yield Unsubsidized	4.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026) Security Type Breakdown (%)
Updated Prospectus Web Address	https://www.regancapital.com/mutual-fund/rctrx/

[1]
*	Annualized

[2]
*	Annualized